Restatement to Prior Period Financial Statements (Details) - USD ($)		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Restatement to Prior Period Financial Statements (Details) [Line Items]
Franchise taxes		$ 2,703,102
Respective tax paid		1,653,743
Withdrawn from trust account and tax accrued		1,049,359
Over withdrawn amount		628,728
Withdrawal amount	$ 1,049,359
Due from sponsor	$ 994,950
Shareholders [Member]
Restatement to Prior Period Financial Statements (Details) [Line Items]
Over withdrawn amount		628,758
Previously Reported [Member]
Restatement to Prior Period Financial Statements (Details) [Line Items]
Over withdrawn amount		628,758
Previously Reported [Member] | Shareholders [Member]
Restatement to Prior Period Financial Statements (Details) [Line Items]
Over withdrawn amount		$ 628,758